PGIM S&P 500 Quarterly Buffer 15 ETF Expense Example - PGIM S&P 500 Quarterly Buffer 15 ETF - No Share Class	Oct. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160